Derivative Financial Instruments and Hedging (Notional Amounts of Derivative Instruments and Other, Fair Values of Derivative Instruments and Other before Offsetting) (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2019	Mar. 31, 2019
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	¥ 15,683	¥ 15,495
Derivative liabilities Fair value	51,188	25,958
Options held
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	16	206
Derivative liabilities Fair value	114
Options held | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	25,225	34,701
Futures
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	0	248
Derivative liabilities Fair value	43	258
Futures | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	30,042	37,359
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Derivative assets Fair value	6	30
Derivative liabilities Fair value	34	173
Foreign exchange contracts | Variable Annuity and Variable Life Insurance Contracts
Derivatives, Fair Value [Line Items]
Notional amount	¥ 9,716	¥ 13,171